Summary of Significant Accounting Policies (Details) - Schedule of financial statements - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 15,804	$ 9,846	$ 52,852	$ 37,166
As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				38,211
Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				(1,045)
As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				37,166
Brand sponsorships [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	8,060	5,274	24,867	16,520
Brand sponsorships [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				16,520
Brand sponsorships [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Brand sponsorships [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				16,520
Content [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	4,681	3,274	16,068	12,077
Content [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				12,077
Content [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Content [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				12,077
Consumer products [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	403	559	5,751	5,560
Consumer products [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				6,605
Consumer products [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				(1,045)
Consumer products [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				5,560
Esports [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	2,426	717	5,847	2,860
Esports [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				2,860
Esports [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Esports [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				2,860
Other [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 234	$ 22	$ 319	149
Other [Member] | As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				149
Other [Member] | Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Other [Member] | As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue				$ 149